REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
REVENUE AND COST OF SALES
Concentrate Sales	$ 14,346	$ 9,838	$ 27,020	$ 19,830
Provisional Pricing Adjustments	441	(620)	160	(787)
Total Revenue	$ 14,787	$ 9,218	$ 27,180	$ 19,043